Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Rental commitments [Member]
Future Minimum Payments under Non-Cancellable Leases	Future minimum payments under non-cancellable operating leases of office rental consist of the following as of December 31, 2014:

(In thousands)
2015	2,203
2016	1,329
2017	6

3,538

Bandwidth Lease Commitments [Member]
Future Minimum Payments under Non-Cancellable Leases	Future minimum payments under non-cancellable bandwidth leases consist of the following as of December 31, 2014:

(In thousands)
2015	15,053
2016	608

15,661